Stock-based compensation - Schedule of Restricted Stock Units Activity (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Outstanding shares
Restricted stock awards, beginning balance (in shares) | shares	0
Assumed through acquisition (in shares) | shares	4,490,980
Granted (in shares) | shares	5,224,504
Canceled (in shares) | shares	(552,072)
Vested (in shares) | shares	(509,786)
Restricted stock awards, ending balance (in shares) | shares	8,653,626
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0
Assumed through acquisition (in dollars per share) | $ / shares	6.55
Granted (in dollars per share) | $ / shares	9.39
Canceled (in dollars per share) | $ / shares	8.89
Vested (in dollars per share) | $ / shares	10.30
Ending balance (in dollars per share) | $ / shares	$ 7.90